MORGAN STANLEY SPECIAL GROWTH FUND
522 Fifth Avenue
New York, New York 10036

VIA EDGAR

June 29, 2011

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Morgan Stanley Special Growth Fund
File Nos. 33-48765; 811-6711

Ladies and Gentlemen:

On behalf of Morgan Stanley Special Growth Fund ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed on June 28, 2011, constituting the most recent amendment to this Registration Statement ("the Amendment"), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on June 28, 2011, accession number 0001104659-11-036865.

If you have any questions, please feel free to contact me at 212.296.6980 (tel) or 212.507.8589 (fax).

Very truly yours,

/s/ Daniel Burton
Daniel Burton
Assistant Secretary

Enclosures
cc: Stefanie V. Chang Yu, Esq.